Basis of preparation	12 Months Ended
Dec. 31, 2023
Disclosure of basis of preparation [Abstract]
Basis of preparation
2.	Basis of preparation

(a)	Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”). IFRS are the standards and related interpretations issued by the International Accounting Standards Board (“IASB”).
The Group’s consolidated financial statements as of and for the year ended December 31, 2023, were certified by management on April 18, 2024.

(b)	Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the consolidated statement of financial position:

•	derivative financial instruments measured at fair value

•	financial instruments at fair value through profit or loss measured at fair value

•	financial instruments at fair value through other comprehensive income measured at fair value

•	liabilities for cash-settled share-based payment arrangements measured at fair value

•	financial assets and liabilities designated as hedged items in a fair value hedge accounting of which changes in fair value attributable to the hedged risk recognized in profit or loss

•	liabilities for defined benefit plans recognized at the net of the total present value of defined benefit obligations less the fair value of plan assets

(c)	Functional and presentation currency
The respective financial statements of the Group entities are prepared in the functional currency of the economic environment in which each individual company of group entities operate. These consolidated financial statements are presented and reported in Korean won, which is the controlling company’s
functional and presentation currency.

(d)	Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. If the estimates and assumptions based on management’s best judgment as of December 31, 2023 are different from the actual environment, these estimates and actual results may be different.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about critical judgments in applying accounting policies that have a significant effect on the amounts recognized in the consolidated financial statements and information about assumptions and estimation uncertainties that might have a significant risk of resulting in a material adjustment within the next financial year are described in Note 4.

In preparing these consolidated financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainties are the same as those that applied to the consolidated financial statements as of and for the year ended December 31, 2022 except as explained below.

(e)	Standards and amendments adopted by the Group
The Group has newly applied the following accounting policies upon preparation of the annual consolidated financial statements from the beginning on January 1, 2023.
i) Amendments to
IFRS
17 ‘Insurance Contracts’
The main characteristics of
IFRS
17 are recognition of insurance revenue on an accrual basis, measurement of insurance contract liabilities based on fulfilment cash flows, and presentation of insurance contracts income or expenses, separately from investment income or expenses.

①	Measurement of insurance contract liabilities based on fulfilment cash flows
The Group identifies a portfolio of insurance contracts consisting of contracts that are exposed to similar risks and are managed together, and then separates the group of insurance contracts into similar profitable contracts within the portfolio. It then estimates cash flows expected to occur within the boundaries of the insurance contract for each group of insurance contracts and measures the insurance liability at current estimates of future cash flows expected to occur in the fulfilment of the contract, reflecting the assumptions and risks on the reporting date.
As a result, insurance liabilities for each group of insurance contracts on the reporting date are measured as an estimate of future cash flows (reflecting policy loans, cash flows related to options and guarantees, the time value of money, etc.), risk adjustment and insurance margin.
The contractual service margin represents unrealized gains that will be recognized in the future as insurance services are provided, and the negative (-) insurance margin is not to be recognized, but rather it is classified as onerous group of insurance contracts and recognized in loss immediately. For contracts without direct participation features, the Group adjusts the contractual service margin for the changes in fulfilment cash flows relating to future service, measured at the discount rates determined on initial recognition, but does not adjust the contractual service margin for effects of the time value of money, financial risk, and changes therein.
On the other hand, reinsurance contracts refer to insurance contracts issued by reinsurance companies to compensate for claims arising from the underlying insurance contracts issued by other insurance companies. A group of reinsurance contracts also applies a consistent assumption with the group of underlying insurance contracts when estimating the present value of future cash flows for the group of underlying insurance contracts.

②	Recognition of insurance revenue on an accrual basis
For insurance revenue, it is recognized during the accounting year on an accrual basis, with measurement of insurance contracts with recognition of profit over the period that services are provided. Insurance revenue recognized for the current period is an estimated amount at the beginning of the period, including premiums and expenses, changes in risk adjustment, contractual service margin for services provided to the policyholder. Insurance revenue related to insurance acquisition cash flows recognized as a systematic allocation of the premium portion related to the collection of insurance acquisition cash flows. Any investment component (the amount an insurance contract requires the entity to repay to a policyholder in all circumstances, regardless of whether an insured event occurs) is excluded from insurance revenue.

③	Presentation of insurance income or expense
The Group chose an accounting policy that separates insurance revenue and insurance income or expense including insurance service expense for presentation. Insurance finance income or expense, includes the time value of money, financial risks, and the change effects thereof related from a group of insurance contracts, is recognized either profit or loss or other comprehensive income during the period.

④	Accounting policy for transition and the transition effects
Based on the transition provisions of
IFRS
17, each group of insurance contracts shall be identified, recognized, and measured (fully retrospective approach) as if this Standard had been applied. If the fully retrospective approach is impractical, the Group can apply either the modified retrospective approach or the fair value approach to contracts.
The effects on the date of transition and the date of the initial application of the key changes in the Group’s financial statements resulting from its adoption of
IFRS
 17 are disclosed in Note 52.
ii) Amendments to
IAS 1
 ‘Presentation of Financial Statements’ – Disclosure of Accounting Policies
The amendments define material accounting policy information and require disclosure of material accounting policy information. The amendments do not have a significant impact on the consolidated financial statements.
iii) Amendments to
IAS 1
‘Presentation of Financial Statements’ – Disclosure of gains or losses on valuation of financial liabilities with variable exercise price
The amendments require disclosure of the carrying amount of financial liabilities and the related gain or loss, if all or part of financial instruments with exercise price that is adjusted depending on the issuer’s share price change is classified as financial liabilities. The amendments do not have a significant impact on the consolidated financial statements.
iv) Amendments to
IAS 8
‘Accounting Policies, Changes in Accounting Estimates and Errors’ – Definition of Accounting Estimates
The amendments define accounting estimates and clarify the way to distinguish changes in accounting policies from changes in accounting estimates. The amendments do not have a significant impact on the consolidated financial statements.
v) Amendments to
IAS 12
‘Income Taxes’ – Global minimum corporate tax
Under the Global Minimum Corporate Tax Act, effective from 2024, the Group may be required to pay additional taxes on the difference between the effective tax rate and the minimum tax rate of 15% for each unit of jurisdiction in which each constituent company belongs. The Group believes that it will be subject to the Global Minimum Corporate Tax Act, but it does not affect current income tax costs as of the end of the reporting period because Korea’s global minimum tax-related
tax law will take effect on January 1, 2024. The Group also applies the temporary exception to deferred tax in
IAS 12
, which does not recognize deferred tax assets and liabilities related to the Global Minimum Corporate Tax Act and does not disclose information related to deferred tax.
vi) Amendments to
IAS 12
‘Income Taxes’ – Deferred Tax related to Assets and Liabilities arising from a Single Transaction
The amendments add a requirement to the initial recognition exemption by requiring entities to recognize the deferred tax on transactions that give rise to equal amounts of taxable and deductible temporary differences. The amendments will not have a significant impact on the consolidated financial statements.